Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Numerator: [Abstract]
Net income (loss)	$ 29,570	$ (5,325)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	1,721	0
Weighted Average Number of Shares Outstanding, Diluted	69,610
Weighted Average Number of Shares Outstanding, Basic and Diluted	67,889	72,649
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ 0.44	$ (0.07)
Earnings Per Share, Diluted	$ 0.42	$ (0.07)